Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Incremental Lifetime ECL Impact (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Incremental lifetime ECL impact	$ 599	$ 434
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
All performing loans and off-balance sheet instruments using 12-month ECL	3,672	3,438
Stage One and Two [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate Stage 1 and 2 probability-weighted ECL	$ 4,271	$ 3,872